Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforward	$ 4,558
Accrued bonus	182
Bad debts	137
Accrued vacation	56
Non-qualified stock options	36
Gross deferred tax assets	4,969
Deferred tax liabilities
Amortization of intangibles	(310)
Depreciation	(73)
Gross deferred tax liabilities	(383)
Valuation allowance	(4,858)
Deferred Tax Liabilities, Net	$ 272	$ 0